UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04451

Name of Fund:	Legg Mason Special Investment Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2006
Date of reporting period: 12/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

December 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares	Value

Common Stock and Equity Interests — 99.6%
Consumer Discretionary — 29.3%
Diversified Consumer Services — 2.6%
DeVry, Inc.	5,000	$100,000	A,B

Hotels, Restaurants and Leisure — 1.3%
International Speedway Corporation	1,100	52,690

Household Durables — 2.0%
The Ryland Group, Inc.	1,100	79,343

Internet and Catalog Retail — 13.1%
Amazon.com, Inc.	5,400	254,610	B
Expedia, Inc.	6,503	155,805	B
IAC/InterActiveCorp	3,750	106,162	B

		516,577

Media — 4.5%
WPP Group plc	7,816	84,501
XM Satellite Radio Holdings Inc.	3,366	91,818	B

		176,319

Multiline Retail — 1.6%
Sears Holdings Corporation	535	61,817	B

Specialty Retail — 4.2%
AutoZone, Inc.	1,800	165,150	B

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares	Value

Financials — 16.1%
Capital Markets — 7.5%
Investors Financial Services Corp.	3,300	$121,539	A
The Bear Stearns Companies, Inc.	1,500	173,295

		294,834

Consumer Finance — 1.6%
AmeriCredit Corp.	2,500	64,075	B

Insurance — 7.0%
Ambac Financial Group, Inc.	1,700	131,002
Montpelier Re Holdings Ltd.	3,400	64,260
XL Capital Ltd.	1,200	80,856

		276,118

Health Care — 19.0%
Biotechnology — 2.6%
Cell Genesys, Inc.	3,500	20,755	A,B
CV Therapeutics, Inc.	1,700	42,041	B
ImClone Systems Incorporated	1,200	41,088	B

		103,884

Health Care Equipment and Supplies — 2.7%
Advanced Medical Optics, Inc.	2,500	104,500	B

Health Care Providers and Services — 7.3%
Caremark Rx, Inc.	2,500	129,475	B
WellPoint Inc.	2,000	159,580	B

		289,055

Pharmaceuticals — 6.4%
Medicis Pharmaceutical Corporation	2,400	76,920
Sepracor Inc.	1,900	98,040	B
Shire Pharmaceuticals Group PLC	2,000	77,580

		252,540

	Shares	Value

Industrials — 6.3%
Commercial Services and Supplies — 6.3%
Manpower Inc.	1,601	$74,446
Republic Services, Inc.	4,600	172,730

		247,176

Information Technology — 11.7%
Internet Software and Services — 4.8%
CNET Networks, Inc.	13,000	190,970	A,B

IT Services — 5.4%
Accenture Ltd.	2,737	79,026
Ceridian Corporation	3,000	74,550	B
DST Systems, Inc.	954	57,154	B

		210,730

Software — 1.5%
Amdocs Limited	1,500	41,250	B
Symantec Corporation	1,100	19,250	B

		60,500

Materials — 3.1%
Metals and Mining — 3.1%
United States Steel Corporation	2,500	120,175

Telecommunication Services — 14.1%
Diversified Telecommunication Services — 2.7%
Cincinnati Bell Inc.	3,000	10,530	B
Level 3 Communications, Inc.	33,000	94,710	B

		105,240

Wireless Telecommunication Services — 11.4%
NII Holdings Inc.	5,713	249,561	B
Sprint Nextel Corporation	8,606	201,043

		450,604

Total Common Stock and Equity Interests (Identified Cost — $2,517,055)		3,922,297

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

Repurchase Agreements — 0.5%
Bank of America 4.23%, dated 12/30/05, to be repurchased at $9,085 on 1/3/06 (Collateral: $9,235 Freddie Mac notes, 4.625%, due 6/1/07, value $9,274)	$9,081	$9,081
Goldman Sachs & Company 4.15%, dated 12/30/05, to be repurchased at $9,085 on 1/3/06 (Collateral: $9,301 Fannie Mae mortgage-backed securities, 5.5%, due 12/1/35, value $9,304)	9,081	9,081

Total Repurchase Agreements (Identified Cost — $18,162)		18,162

Total Investments — 100.1% (Identified Cost — $2,535,217)		3,940,459
Other Assets Less Liabilities — (0.1)%		(2,136)

Net Assets — 100.0%		$3,938,323

Net Asset Value Per Share:

Primary Class		$44.59

Financial Intermediary Class		$52.15

Institutional Class		$52.39

A	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2005, the total market value of Affiliated Companies was $433,264 and the identified cost was $359,232.

B	Non-income producing.

Transactions with Affiliated Companies
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Affiliate
	Value at	Purchased		Sold		Dividend	Shares at	Value at	Realized
	3/31/05	Cost	Shares	Cost	Shares	Income	12/31/05	12/31/05	Gain/(Loss)

Cell Genesys, Inc.	$15,855	$—	—	$—	—	$—	3,500	$20,755	$—
CNET Networks, Inc.	122,720	—	—	—	—	—	13,000	190,970	—
DeVry, Inc.	98,384	—	—	4,975	200	—	5,000	100,000	(906)
Investors Financial Services Corp.	—	121,562	3,300	—	—	—	3,300	121,539	—

	$236,959	$121,562		$4,975		$—		$433,264	$(906)

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published value or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Special Investment Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
Legg Mason Special Investment Trust, Inc.
Date: March 1, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date: March 1, 2006

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.

Date: March 1, 2006